Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.53

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2025080457			XXX	Property Value	propertyValuationPage	XXX	XXX	Confirmed Property Value is $XXX from Appraisal report.